Document and Entity Information - shares	12 Months Ended
	Apr. 30, 2018	Jul. 31, 2018
Document And Entity Information [Abstract]
Entity Registrant Name	Oasmia Pharmaceutical AB
Entity Central Index Key	0001607245
Trading Symbol	oasm
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Current Fiscal Year End Date	--04-30
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Common Stock, Shares Outstanding		179,309,596
Document Type	20-F
Document Period End Date	Apr. 30, 2018
Amendment Flag	false
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY